NOTE 7 - PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the followings at December 31, 2017 and 2016:

	2017	2016
Computer equipment	$7,582	$26,672
Website	5,000	5,000
Extraction and lab equipment	559,257	558,061
Land	50,723	-
Leasehold improvement	34,152	-
Total property and equipment	656,714	589,733
Less accumulated depreciation	(172,783)	(108,886)
Net property and equipment	$483,931	$480,847